Net Investment in Sales-type Leases (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Investment in Sales-type Leases [Abstract]
Interest income for sales-type leases	$ 0.8	$ 0.5	$ 0.4